Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Tactical Tilt Overlay Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Tactical Tilt Overlay Fund (the “Portfolio”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, the Portfolio and the Underlying Funds pay transaction costs when they buy and sell other securities or instruments (i.e., “turn over” their portfolios). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights which reflect the operating expenses of the Portfolio and do not include “Acquired (Underlying) Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional and Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Institutional and Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Tilts”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). Investment Strategy Group Tactical Tilt recommendations are recommendations to overweight or underweight exposures to certain asset classes, with such overweighting and underweighting to be funded from a “funding source” from which assets should be reallocated. The Investment Strategy Group will consider, among other things, the stand-alone risk/reward of each investment idea that may become a Tactical Tilt recommendation, how it fits with the Investment Strategy Group’s broader global economic and market views, and its merits compared to other ideas. The Investment Adviser determines in its sole discretion how to implement Tactical Tilt recommendations in the Portfolio.

Tactical Tilts are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, (a) unaffiliated investment companies, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) and (b) affiliated investment companies that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”); (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities (commonly known as “junk bonds”); (iv) derivatives and (v) commodity investments, primarily through a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Portfolio’s investments may be publicly traded or privately issued or negotiated. The Portfolio may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Portfolio may implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Portfolio may purchase for investment.

The Investment Adviser expects that the Portfolio may invest in one or more of the following Underlying Funds in order to implement Tactical Tilts: Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Short Duration Tax-Free Fund as may be determined by the Investment Adviser from time to time without considering or canvassing the universe of unaffiliated investment companies available.

The Portfolio may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Portfolio’s derivative investments may include but are not limited to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, excess return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and exchange-traded notes. As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Investment in Cayman Subsidiary.  The Portfolio seeks to gain exposure to the commodities markets by investing in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps and excess return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Portfolio economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Portfolio nor the Subsidiary invests directly in physical commodities. The Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Exposure to Commodities.  The Portfolio may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships (“PTPs”) and pooled investment vehicles (including ETFs, ETNs and affiliated or unaffiliated investment companies). PTPs are limited partnerships, the interests (or “units”) in which are traded on public exchanges. The Portfolio may invest in PTPs that are commodity pools.

The investments and positions that the Investment Adviser determines to use to implement the Tactical Tilt recommendations will constitute the Portfolio’s only investments, other than its investments in investment-grade fixed income instruments, cash or cash equivalents or other short-term instruments. At any time, and from time to time, a material portion of the Portfolio’s assets may be invested in such instruments, and not for the purpose of implementing Tactical Tilts.

The Portfolio is designed to provide investors with an efficient means of implementing the Tactical Tilts strategy, which is intended to complement an investor’s broader, diversified investment portfolio. A Tactical Tilt strategy should be an appropriately sized portion of an investor’s overall investment portfolio. It is important that investors view an allocation to the Portfolio as a long-term addition to a broader, diversified portfolio and not look to opportunistically time their investments in or redemptions from the Portfolio.

The Portfolio’s benchmark index is the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Portfolio’s benchmark are for informational purposes only and are not an indication of how the Portfolio is managed. The Portfolio’s risk profile is different from that of its benchmark and, as a result, the performance of the Portfolio may not correlate with that of the benchmark.

		THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, AND THE INVESTMENTS IN EACH UNDERLYING FUND, MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Portfolio and the Underlying Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Portfolio. The investment program of the Portfolio is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Portfolio should not be relied upon as a complete investment program. The Portfolio’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Portfolio will be achieved. Moreover, certain investment techniques which the Portfolio may employ in its investment program can substantially increase the adverse impact to which the Portfolio’s investments may be subject. There is no assurance that the investment processes of the Portfolio will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Portfolio will be exercised in a manner that is successful or that is not adverse to the Portfolio. These risks may also apply to one or more Underlying Funds. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing.

The following risks include the principal risks that the Portfolio is exposed to through its direct investments in securities and other instruments, as well as the principal risks of the Underlying Funds. The Portfolio is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Each principal risk listed below is followed by a parenthetical that indicates whether it is a principal risk of the Portfolio, of one or more Underlying Funds, or both. Changes in the particular Underlying Funds in which the Portfolio may invest, and changes in the investments of the Underlying Funds, may cause the Portfolio to be subject to additional or different risks than the risks listed below.

Asset Allocation Risk (The Portfolio).
The Portfolio’s allocations to the various asset classes may cause the Portfolio to underperform other funds with a similar investment objective.

Call/Prepayment Risk (One or more Underlying Funds).
An issuer could exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Commodity Sector Risk (The Portfolio).
Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary may enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Portfolio’s, share value to fluctuate.

Concentration Risk (The Portfolio and one or more Underlying Funds).
If the Portfolio invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if its investments were not so concentrated.

Conflict of Interest Risk (One or more Underlying Funds).
Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict an Underlying Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Counterparty Risk (The Portfolio and one or more Underlying Funds).
Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Portfolio and/or an Underlying Fund enters into uncleared OTC transactions, the Portfolio and/or an Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio and/or an Underlying Fund will sustain losses.

CPIU Measurement Risk (One or more Underlying Funds).
The Consumer Price Index for Urban Consumers (“CPIU”) is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Underlying Fund.

Credit/Default Risk (The Portfolio and one or more Underlying Funds).
An issuer or guarantor of fixed income securities held by the Portfolio and/or an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s and/or an Underlying Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. These risks are more pronounced in connection with the Portfolio’s and/or an Underlying Fund’s investments in non-investment grade fixed income securities.

Deflation Risk (One or more Underlying Funds).
An Underlying Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of inflation protected securities held by the Underlying Fund would likely decline in price, which could result in losses for the Underlying Fund.

Derivatives Risk (The Portfolio and one or more Underlying Funds).
The Portfolio’s and/or an Underlying Fund’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio and/or an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Energy Sector Risk (One or more Underlying Funds).
The MLP Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy infrastructure master limited partnership (“MLP”) investments and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Expenses Risk (The Portfolio and one or more Underlying Funds).
By investing in pooled investment vehicles (including investment companies, ETFs and money market funds, partnerships and real estate investment trusts (“REITs”) indirectly through the Portfolio or an Underlying Fund), the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Portfolio or the Underlying Fund (including operating costs and investment management fees), but also the expenses of the Portfolio and the Underlying Fund.

Foreign and Emerging Countries Risk (The Portfolio and one or more Underlying Funds).
Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio and/or an Underlying Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio and/or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Portfolio and/or an Underlying Fund’s investments in securities of issuers located in emerging markets.

Geographic Risk (The Portfolio and one or more Underlying Funds).
If the Portfolio and/or an Underlying Fund focuses their investments in issuers located in a particular country or geographic region, the Portfolio and/or Underlying Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk (One or more Underlying Funds).
The Global Real Estate Securities Fund and International Real Estate Securities Fund concentrate their investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Global Real Estate Securities and International Real Estate Securities Funds to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

Inflation Protected Securities Risk (One or more Underlying Funds).
The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation protected securities. The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk (The Portfolio and one or more Underlying Funds).
When interest rates increase, fixed income securities or instruments held by the Portfolio and/or an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio and/or an Underlying Fund.

Investing in the Underlying Funds (The Portfolio).
The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments in Affiliated Underlying Funds (The Portfolio).
The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments in ETFs (The Portfolio).
The Portfolio may invest directly in unaffiliated ETFs. The ETFs in which the Portfolio may invest are subject to the same risks and may invest directly in the same securities as those of the Underlying Funds, as described below under “Investments of the Underlying Funds.” In addition, the Portfolio’s investments in these unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of a Securities and Exchange Commission (“SEC”) exemptive order or SEC exemptive rule.

Investments of the Underlying Funds (The Portfolio).
Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds.

Large Shareholder Transactions Risk (The Portfolio and one more Underlying Funds).
The Portfolio and/or an Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio and/or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio and/or Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the NAV and liquidity of the Portfolio and/or Underlying Fund. Similarly, large Portfolio and/or Underlying Fund share purchases may adversely affect the performance of the Portfolio and/or an Underlying Fund to the extent that the Portfolio and/or Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Portfolio and/or an Underlying Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio and/or Underlying Fund.

Leverage Risk (The Portfolio).
Borrowing and the use of derivatives may result in leverage and may make the Portfolio and/or an Underlying Fund more volatile. The use of leverage may cause the Portfolio and/or an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio and/or an Underlying Fund can substantially increase the adverse impact to which the Portfolio’s and/or an Underlying Fund’s investment portfolio may be subject.

Liquidity Risk (The Portfolio and one or more Underlying Funds).
The Portfolio and/or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio and/or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio and/or an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolio’s investments in securities of issuers located in emerging market countries.

Loan-Related Investments Risk (The Portfolio and one or more Underlying Funds).
In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Portfolio and/or an Underlying Fund do not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Portfolio and/or an Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Portfolio and/or an Underlying Fund to the creditworthiness of that lender as well. Investors in loans, such as the Portfolio and/or an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

Management Risk (The Portfolio).
A strategy used by the Investment Adviser or an investment adviser to one or more Underlying Funds may fail to produce the intended results.

Market Risk (The Portfolio and one or more Underlying Funds).
The market value of the instruments in which the Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Master Limited Partnership Risk (One or more Underlying Funds).
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mid-Cap and Small-Cap Risk (One or more Underlying Funds).
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk (One or more Underlying Funds).
Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk (One or more Underlying Funds).
Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Diversification Risk (One or more Underlying Funds).
Certain Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, those Underlying Funds may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.

Non-Hedging Foreign Currency Trading Risk (The Portfolio and one or more Underlying Funds).
The Portfolio and one or more Underlying Funds may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Portfolio and/or an Underlying Fund. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk (The Portfolio and one or more Underlying Funds).
Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Private Investment in Public Equities (“PIPE”) Risk (One or more Underlying Funds).
The MLP Energy Infrastructure Fund may make PIPE transactions. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The MLP Energy Infrastructure Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended (the “Securities Act”), the securities are “restricted” and cannot be immediately resold into the public markets. The MLP Energy Infrastructure Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. However, the ability of the MLP Energy Infrastructure Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.

Real Estate Industry Risk (One or more Underlying Funds).
Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk (One or more Underlying Funds).
REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Global Real Estate Securities Fund and International Real Estate Securities Fund to effect sales at an advantageous time or without a substantial drop in price.

Short Position Risk (The Portfolio).
The Portfolio may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio may purchase for investment. Taking short positions involves leverage of the Portfolio’s assets and presents various risks. If the value of the underlying instrument or market in which the Portfolio has taken a short position increases, then the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent that the Portfolio uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Portfolio to the markets and therefore could magnify changes to the Portfolio’s NAV.

Sovereign Default Risk (The Portfolio and one or more Underlying Funds).
An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

State/Territory Specific Risk (One or more Underlying Funds).
Certain Underlying Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Underlying Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Stock Risk (The Portfolio and one or more Underlying Funds).
Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Strategy Risk (One or more Underlying Funds).
The MLP Energy Infrastructure Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the MLP Energy Infrastructure Fund and its shareholders.

Subsidiary Risk (The Portfolio).
The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Portfolio.

Swaps Risk (The Portfolio).
In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Tax Risk (The Portfolio).
The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS also issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Requirement”). The proposed regulations, if adopted would apply to taxable years beginning on or after 90 days after the regulations are published as final.

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. Depending on the terms of the proposed regulations when they are issued in final form, the Portfolio may be required to make changes to its operations to satisfy the requirements of such final regulations. However, as a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Requirement.

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Tax Risk (One or more Underlying Funds).
Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect certain Underlying Funds’ net asset values and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

Tax Consequences Risk (One or more Underlying Funds).
An Underlying Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Underlying Fund’s gross income.

Treasury Inflation Protected Securities Risk (One or more Underlying Funds).
The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

U.S. Government Securities Risk (The Portfolio and one or more Underlying Funds).
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

		Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 18 of the Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk (One or more Underlying Funds).<br/>Certain Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, those Underlying Funds may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Institutional and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the phone number on the back cover of the Prospectus.

		Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Institutional and Class R6 Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on December 29, 2017.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Institutional Shares for the 9-month period ended September 30, 2018 was 1.02% Best Quarter Q1 ’15 +5.75% Worst Quarter Q3 ’15 –4.75%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after–tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after–tax returns shown are not relevant to investors who hold Portfolio shares through tax–deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after–tax returns are for Institutional Shares only. The after–tax returns for Class R6 Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after–tax returns are for Institutional Shares only. The after–tax returns for Class R6 Shares will vary. After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after–tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after–tax returns shown are not relevant to investors who hold Portfolio shares through tax–deferred arrangements such as 401(k) plans or individual retirement accounts.
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Fee Waivers and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	rr_NetExpensesOverAssets	0.82%	[1]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	495
10 Years	rr_ExpenseExampleYear10	$ 1,111
2015	rr_AnnualReturn2015	2.24%
2016	rr_AnnualReturn2016	3.42%
2017	rr_AnnualReturn2017	0.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.75%)
1 Year	rr_AverageAnnualReturnYear01	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2014
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Fee Waivers and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	$ 1,100
1 Year	rr_AverageAnnualReturnYear01	0.84%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017	[3]
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2014
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund | Returns After Taxes on Distributions and Sale of Portfolio Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2014
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund | ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2014
Class Inst, R6 Shares | Goldman Sachs Tactical Tilt Overlay Fund | ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017	[3]

[1]	The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights which reflect the operating expenses of the Portfolio and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as defined below) at an annual rate of 0.42% of the Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Portfolio’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The management fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement will remain in effect through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.
[3]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.